Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VII
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2016